SHARE-BASED PAYMENT (Tables)	12 Months Ended
Jun. 30, 2025
SHARE-BASED PAYMENT
Schedule of assumptions in the estimated fair value of stock options

	Stand Alone		Employee		Past Share		Base Share		Performance
	Stock Option		Stock Option		Option		Option		Share
Factor	Grant		Plan		plan		plan		Option plan
Weighted average fair value of shares	$5.42		$13.98		$11.45		$10.80		$10.79
Weighted average exercise price	$4.55		$5.55		$12.48		$10.52		$10.52
Weighted average expected volatility	29.69%		42.18%		48.73%		54.73%		54.73%
Dividend rate	0%		0%		0%		0%		0%
Weighted average risk-free interest rate	1.66%		1.17%		4.40%		4.47%		4.47%
Weighted average expected life	9.89	years	9.22	years	4.89	years	2.97	year	2.97	year
Weighted average fair value of stock options at measurement date	$2.47		$10.10		$5.01		$4.46		$4.45

July 12, 2022
Exercise price	$7.16 - 204.66
Expected life (years)	0.03 - 9.83
Estimated volatility factor	34.9% - 44.4%
Risk-free interest rate	0.0%
Expected dividend yield	—

Schedule of weighted average amount and exercise price and the movements of the stock options of executives and directors

	06/30/2025		06/30/2024
		W.A.		W.A.
	Number of	Exercise	Number of	Exercise
	options	price	options	price
At the beginning of the year	7,345,795	11.83	1,791,000	15.79
Granted during the year	—	—	5,631,894	10.55
Cancelled or expired during the year	(221,444)	58.27	(570)	10.07
Forfeited during the year	(2,115,000)	10.52	—	—
Exercised during the year	—	—	(76,529)	10.73
Effective at the end of the year	5,009,351	10.14	7,345,795	11.83